Related Party Transactions (Details)	12 Months Ended
Dec. 31, 2024
Top of range [member]
Disclosure of transactions between related parties [line items]
Percentage of carry interest	3.119%
Bottom of range [member]
Disclosure of transactions between related parties [line items]
Percentage of carry interest	8.00%